Average Annual Total Returns - The Investment House Growth Fund	12 Months Ended	60 Months Ended	120 Months Ended	276 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%	9.39%
The Investment House Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	31.44%	16.01%	14.56%	10.66%
Performance Inception Date	Dec. 28, 2001
The Investment House Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.44%	15.98%	14.20%	10.47%
The Investment House Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.61%	12.95%	12.12%	9.37%